Segment and geographic information - Major components of Income before income taxes in "Other" (Parenthetical) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2024 JPY (¥)
Nomura Research Institute, Ltd [Member]
Segment Reporting Information [Line Items]
Gain on the sale of a part of the land and buildings	¥ 56,144